Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Leases
Depreciation - right-of-use assets	£ (586)	£ (443)	£ (1,020)	£ (871)
Interest expense (included in finance cost)	(41)	(25)	(64)	(50)
Expense relating to short-term leases (included in operating expenses)	(99)	(97)	(194)	(193)
Expense relating to low value leases (included in operating expenses)		(10)		(21)
Property
Leases
Depreciation - right-of-use assets	(361)	(388)	(730)	(772)
Plant and machinery
Leases
Depreciation - right-of-use assets	£ (225)	£ (55)	£ (290)	£ (99)